Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Feb. 28, 2025
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000	41,341,250
Cash proceeds		$ 22,222	$ 199,261
Preferred stock, shares authorized		10,000,000	0
Debt Instrument, Redemption Price, Percentage		8.00%
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Redeemable convertible preferred stock included the fair value					$ 3,800
Minimum
Class of Stock [Line Items]
Proceeds to net of underwriting discount		$ 100,000
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized				510,000,000
Authorized Amount				500,000,000
Common stock, par value (in Dollars per share)				$ 0.0001
Common Stock | Maximum
Class of Stock [Line Items]
Issuance of Series B redeemable convertible preferred stock for cash consideration, net of issuance costs, Shares	44,008,427
Common Stock | Minimum
Class of Stock [Line Items]
Issuance of Series B redeemable convertible preferred stock for cash consideration, net of issuance costs, Shares	41,341,250	17.7109
Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized				10,000,000
Preferred Stock | Maximum
Class of Stock [Line Items]
Issuance of Series B redeemable convertible preferred stock for cash consideration, net of issuance costs, Shares	38,896,148
Preferred Stock | Minimum
Class of Stock [Line Items]
Issuance of Series B redeemable convertible preferred stock for cash consideration, net of issuance costs, Shares	36,386,702
Series B Preferred Stock
Class of Stock [Line Items]
Preferred Stock Convertible Shares Issuable					21,783
Issuance of Series B redeemable convertible preferred stock for cash consideration, net of issuance costs, Shares	2,509,446
Cash proceeds	$ 22,200
Preferred stock, shares authorized			22,585,007